MTB GROUP OF  FUNDS___________________________________________________
Supplement dated October 30, 2006 to the Combined Retail Fluctuating Fund Prospectus and the Combined Institutional Prospectus, each dated August 31, 2006


The Board of Trustees of MTB Group of Funds approved the recommendation of MTB Investment Advisors, Inc. (MTBIA) to replace Mazama Capital Management, Inc. (Mazama) with Copper Rock Capital Partners, LLC (Copper Rock) as sub-advisor to the growth equity component of MTB Small Cap Stock Fund (Small Cap Stock Fund); and to add DePrince, Race and Zollo, Inc. (DRZ) as sub-advisor to the value equity component of MTB Balanced Fund (Balanced Fund), effective November 1, 2006.

Accordingly, please make the following revisions to your Prospectuses, effective November 1, 2006.

1. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 101 of the Combined Institutional Prospectus, please delete the paragraph describing Mazama.

2. In the section entitled "Who Manages the Funds? - Sub-Advisors" on pages 103-104 of the Combined Retail Fluctuating Funds Prospectus and pages 102-103 of the Combined Institutional Prospectus, please delete the subsection "Mazama Small Cap Growth Composite Performance Information."

3. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 106 of the Combined Retail Fluctuating Fund Prospectus and page 105 of the Combined Institutional Prospectus, please add the following sentence in the DRZ paragraph:

"Effective November 1, 2006, DRZ manages the value equity component of the Balanced Fund, makes decisions and places orders for all purchases and sales of the value equity securities and maintains the records relating to such purchases and sales."

4. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 109 of the Combined Retail Fluctuating Fund Prospectus and page 107 of the Combined Institutional Prospectus, please add the following paragraph:

"Effective November 1, 2006, COPPER ROCK CAPITAL PARTNERS, LLC (COPPER ROCK) sub-advises the growth equity portion of the Small Cap Stock Fund. Copper Rock was formed and began operations in February 2005 and its principal business address is 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116. Copper Rock is a 60% indirect subsidiary of Old Mutual plc, a financial services company headquartered in London, England. As of August 31, 2006, Copper Rock managed approximately $951 million in assets. Copper Rock has had past experience managing mutual funds. Copper Rock manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of the growth equity securities, and maintains the records relating to such purchases and sales."

5. In the Portfolio Manager Table on page 109 of the Combined Retail Fluctuating Fund Prospectus and page 108 of the Combined Institutional Prospectus, please delete the references to Mazama portfolio managers next to "Small Cap Stock Fund" and add the following Copper Rock portfolio manager names: "Tucker Walsh (Copper Rock) (growth portion)" and "Michael Malouf, CFA (Copper Rock) (growth portion)."

6. In the Portfolio Manager Table on page 110 of the Combined Retail Fluctuating Fund Prospectus and page 108 of the Combined Institutional Prospectus, please add the following DRZ portfolio manager names next to "Balanced Fund": "Gregory M. DePrince, CFA (DRZ) (value equity portion)" and "Jill S. Lynch (DRZ) (value equity portion)."

Biographies for Gregory M. DePrince, CFA and Jill S. Lynch appear on pages 111-112 of the Combined Retail Fluctuating Fund Prospectus and page 110 of the Combined Institutional Prospectus.





7. Please delete the following Mazama portfolio manager biographies in the "Portfolio Managers" section on pages 111-113 of the Combined Retail Fluctuating Fund Prospectus and pages 109-111 of the Combined Institutional Prospectus - Ronald A. Sauer, CFA; Stephen C. Brink; Gretchen Novak, CFA; Timothy P. Butler; and Micheal D. Clulow, CFA.

8. Please add the following portfolio manager biographies to the "Portfolio Managers" section on page 114 of the Combined Retail Fluctuating Fund Prospectus and page 112 of the Combined Institutional Prospectus.

"TUCKER WALSH joined Copper Rock in February 2005 as a founding partner and has served as Chief Executive Officer and Head of Portfolio Management since then. Prior to joining Copper Rock he was a Managing Director and Head of the Small Cap Growth team at State Street Research from 1997 to 2005. Mr. Walsh earned a B.A. in Economics from Washington & Lee University and has over 15 years of industry experience.

MICHAEL MALOUF, CFA, joined Copper Rock in 2005 as a founding partner and has served as President and Portfolio Manager since then. Prior to joining Copper Rock he was a portfolio manager at Neuberger Berman and RCM Capital Management. Mr. Malouf held the position of Managing Director and Head of Small Cap Growth Investing at Neuberger Berman. He holds a B.S. in Finance from Arizona State University and has over 16 years of investment industry experience. Mr. Malouf is a CFA Charterholder."

9. In the "Portfolio Manager Responsibilities" section on page 111 of the Combined Retail Fluctuating Fund Prospectus and page 109 of the Combined Institutional Prospectus, please revise the Balanced Fund paragraph to read as follows:

"Allen J. Ashcroft, Jr. and Byron J. Grimes II jointly manage the growth equity component of the Balanced Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund's assets among the growth equity, value equity and fixed income components of the Fund."

10. In the "Portfolio Manager Responsibilities" section on page 110 of the Combined Retail Fluctuating Fund Prospectus and pages 108-109 of the Combined Institutional Prospectus, please revise the Small Cap Stock Fund paragraph to read as follows:

"Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Tucker Walsh, Head of Portfolio Management, and Michael Malouf, Portfolio Manager, jointly manage the growth portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."

11. In the Balanced Fund strategy on page 30 of the Combined Retail Fluctuating Fund Prospectus and page 44 of the Combined Institutional Prospectus, please replace the first three sentences with the following language:

"The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., subadvisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.)"


12. In the Small Cap Stock Fund strategy section on page 72 of both prospectuses, please replace the references to Mazama with Copper Rock.

13. On the back cover page of each prospectus, please delete the address for Mazama, note that DRZ is also subadvisor to the MTB Balanced Fund, and add the following address for Copper Rock:

"Sub-Advisor to Small Cap Stock Fund - Copper Rock Capital Partners, LLC, 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116."

                                                                October 30, 2006



Edgewood Services, Inc., Distributor

CUSIP 55376V796     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376T148     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376T114     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T510     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T478     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T379     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T742     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783
CUSIP 55376T619     CUSIP 55376V853
CUSIP 55376T593     CUSIP 55376V846
CUSIP 55376T585     CUSIP 55376V838
CUSIP 55376T643     CUSIP 55376V887
CUSIP 55376T635     CUSIP 55376V879
CUSIP 55376T106     CUSIP 55376T262


35723 (10/06)







MTB GROUP OF  FUNDS___________________________________________________
Supplement dated October 30, 2006 to the Combined Statement of Additional Information dated August 31, 2006


I. The Board of Trustees of MTB Group of Funds approved the recommendation of MTB Investment Advisors, Inc. (MTBIA) to replace Mazama Capital Management, Inc. (Mazama) with Copper Rock Capital Partners, LLC (Copper Rock) as sub-advisor to the growth equity component of MTB Small Cap Stock Fund (Small Cap Stock Fund); and to add DePrince, Race and Zollo, Inc. (DRZ) as sub-advisor to the value equity component of MTB Balanced Fund (Balanced Fund), effective November 1, 2006.

Accordingly, please make the following revisions to your Combined Statement of Additional Information, effective November 1, 2006.

1. In the "Who Manages and Provides Services to the Funds? - Subadvisors" sub-section on pages 50-51 of the Combined Statement of Additional Information, please replace the "Small Cap Stock Fund" section with the following:


"SMALL CAP STOCK FUND
Effective August 22, 2003, the Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. LSV is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.65%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.55%            On average daily net assets over $50 million
--------------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap Stock
Fund.

From August 22, 2003 through November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee the Advisor received from the Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows:

 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.70%            On average daily net assets


Effective November 1, 2006, the Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the Sub-Advisory Agreement, Copper Rock receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Copper Rock is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.72%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.66%            On average daily net assets over $50 million"
--------------------------------------------------------------------



2. In the "Who Manages and Provides Services to the Funds? - Subadvisors" sub-section on page 51 of the Combined Statement of Additional Information, please add the following paragraph:

"BALANCED FUND
Effective November 1, 2006, the Advisor has delegated daily management of the value equity component of the Balanced Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ also sub-advises the Equity Income Fund. For its services under the Sub-Advisory Agreement, DRZ receives an allocable portion of the advisory fee the Advisor receives from the Balanced Fund. The allocation is based on the amount of securities which DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Balanced Fund it manages."

3. In the "Portfolio Manager Information" section on pages 62-64 of the Combined Statement of Additional Information, please delete the information for the Mazama portfolio managers.

4. In the "Portfolio Manager Information" section on page 70 of the Combined Statement of Additional Information, please add the following portfolio manager information for Gregory M. DePrince, CFA and Jill S. Lynch:

       "Dollar value range of shares owned in the Balanced Fund: None."


5. In the "Portfolio Manager Information" section on page 71 of the Combined Statement of Additional Information, please add the following portfolio manager information:


"COPPER ROCK (AS OF AUGUST 31, 2006)

TUCKER WALSH, CEO AND HEAD OF PORTFOLIO MANAGEMENT



                              TOTAL NUMBER OF OTHER     NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/     MANAGED/TOTAL ASSETS THAT ARE
Tucker Walsh                           TOTAL ASSETS     SUBJECT TO PERFORMANCE FEES
Registered Investment               11/$432,000,000                   0
Companies
Other Pooled Investment               1/$52,000,000                   0
Vehicles
Other Accounts                      18/$468,000,000                   0


Dollar value range of shares owned in the Small Cap Stock Fund: None.



MICHAEL MALOUF, CFA, PRESIDENT AND PORTFOLIO MANAGER



                              TOTAL NUMBER OF OTHER     NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/     MANAGED/TOTAL ASSETS THAT ARE
Michael Malouf, CFA                    TOTAL ASSETS     SUBJECT TO PERFORMANCE FEES
Registered Investment               11/$432,000,000                0
Companies
Other Pooled Investment               1/$52,000,000                0
Vehicles
Other Accounts                      18/$468,000,000                0


Dollar value range of shares owned in the Small Cap Stock Fund: None.



COMPENSATION (COPPER ROCK)

Both Portfolio Managers have significant equity ownership in the firm along with a competitive salary, and a yearly bonus. Bonuses and equity ownership have the opportunity to be substantial with strong investment performance coupled with the financial success of the firm.

Salary is fixed. Both Portfolio Managers are equity owners of the firm with bonuses based on the success of the firm and not on specific funds.


CONFLICTS OF INTEREST (COPPER ROCK)

Copper Rock Portfolio Managers may manage numerous accounts for multiple clients. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e., accounts managed on behalf of individuals, public or private institutions). Portfolio Managers provide services for multiple clients simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management team may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Copper Rock). Portfolio Managers may make personal investments in accounts they manage or support.

Copper Rock manages to a model. Thus, any differences in performance would be due to rounding or specific portfolio restrictions.

The Portfolio Managers may not be able to acquire enough of a certain security to fill all the orders across all the client portfolios. Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios."



6. On the back cover page of the Combined Statement of Additional Information, please delete the address for Mazama, note that DRZ is also subadvisor to the MTB Balanced Fund, and add the following address for Copper Rock:

"Sub-Advisor to Small Cap Stock Fund - Copper Rock Capital Partners, LLC, 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116."


















II. On pages 67-68 of the Combined Statement of Additional Information, please replace the portfolio manager tables and "Compensation" section for Hansberger Global Investors, Inc. with the following:


"THOMAS R. H. TIBBLES, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/      MANAGED/TOTAL ASSETS THAT ARE
Thomas R. H. Tibbles, CFA              TOTAL ASSETS      SUBJECT TO PERFORMANCE FEES
Registered Investment                5/$810,125,000                       0
Companies
Other Pooled Investment              2/$872,702,000                       0
Vehicles
Other Accounts                    21/$1,246,167,000          1/$211,906,000


Dollar value range of shares owned in the International Equity Fund: None.



BARRY A. LOCKHART, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/      MANAGED/TOTAL ASSETS THAT ARE
Barry A. Lockhart, CFA                 TOTAL ASSETS      SUBJECT TO PERFORMANCE FEES
Registered Investment                5/$810,125,000                         0
Companies
Other Pooled Investment              2/$872,702,000                         0
Vehicles
Other Accounts                    13/$1,246,131,000            1/$211,906,000


Dollar value range of shares owned in the International Equity Fund: None.



TREVOR GRAHAM, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/      MANAGED/TOTAL ASSETS THAT ARE
Trevor Graham, CFA                     TOTAL ASSETS      SUBJECT TO PERFORMANCE FEES
Registered Investment                5/$810,125,000                           0
Companies
Other Pooled Investment              2/$872,702,000                           0
Vehicles
Other Accounts*                   18/$1,246,132,000              1/$211,906,000

*Certain information disclosed under "Other Accounts" for Trevor Graham is as of March 31, 2006.

Dollar value range of shares owned in the International Equity Fund: None.



PATRICK TAN



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/      MANAGED/TOTAL ASSETS THAT ARE
Patrick Tan                            TOTAL ASSETS      SUBJECT TO PERFORMANCE FEES
Registered Investment                5/$810,125,000                       0
Companies
Other Pooled Investment              2/$872,702,000                       0
Vehicles
Other Accounts*                   17/$1,246,045,000          1/$211,906,000

*Certain information disclosed under "Other Accounts" for Patrick Tan is as of March 31, 2006.

Dollar value range of shares owned in the International Equity Fund: None.



COMPENSATION

The Sub-adviser compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses preformed by the Sub-adviser's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by the Sub-adviser's corporate parent, Hansberger Group, Inc. (Group Inc."). Each member of the growth portfolio management team is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-adviser's board of directors, but without any obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-adviser, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

In addition, certain members of the growth portfolio management team are entitled to participate in various equity plans provided by Group Inc., including being awarded options to purchase a certain amount of common shares in Group Inc. Further, certain members of the growth team have a share of the net revenues earned by the Sub-adviser resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-adviser's chairman upon consultation with the growth team's chief investment officer. Additionally, members of the growth team may be entitled to participate in the Group Inc. Stock Incentive Plan for Canadian employees."

                                                                October 30, 2006



Edgewood Services, Inc., Distributor

CUSIP 55376V861     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376V804     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376V200     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T460     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T452     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T338     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T270     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783            CUSIP 55376T742
CUSIP 55376T619     CUSIP 55376V853            CUSIP 55376T379
CUSIP 55376T593     CUSIP 55376V846            CUSIP 55376T478
CUSIP 55376T585     CUSIP 55376V838            CUSIP 55376T510
CUSIP 55376T643     CUSIP 55376V887            CUSIP 55376T114
CUSIP 55376T635     CUSIP 55376V879            CUSIP 55376T148
CUSIP 55376T106     CUSIP 55376T262            CUSIP 55376V796



35724 (10/06)